                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:         811-02033

Exact name of registrant as specified
in charter:                                 The Reserve Fund

Address of principal executive offices:     1250 Broadway
                                            New York, NY 10001-3701

Name and address of agent for service:      Charles Bentz
                                            1250 Broadway
                                            New York, NY 10001-3701

Registrant's telephone number, including
area code:                                  212-401-5720

Date of fiscal year end:                    May 31, 2004

Date of reporting period:                   November 30, 2003

Item 1 -- Reports to Stockholders

THE RESERVE FUNDS(R) [LOGO]

FOUNDERS OF
"THE WORLD'S FIRST MONEY-MARKET FUND"(R)
EST. 1970


SEMI-ANNUAL REPORT

THE RESERVE FUND

PRIMARY FUND

U.S. GOVERNMENT FUND

U.S. TREASURY FUND


NOVEMBER 30, 2003

                        THE RESERVE FUND -- PRIMARY FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2003 (UNAUDITED)

    PRINCIPAL                                                                                                  VALUE
      AMOUNT         NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 48.9%                                         (NOTE 1)
    ---------        ------------------------------------------------                                         --------
                     DOMESTIC -- 7.9%
$      200,000,000   American Express Centurion Bank, 1.05%, 12/29/03                                   $        200,000,000
       200,000,000   Comerica Bank, 1.10%, 1/23/04                                                               200,000,000
       150,000,000   First Tennessee Bank, 1.10%, 2/12/04                                                        150,000,000
        50,000,000   National Bank of Commerce, 1.13%, 1/12/04                                                    50,000,000
       100,000,000   State Street Bank & Trust Co., 1.05%, 12/04/2003                                            100,000,000
       200,000,000   State Street Bank & Trust Co., 1.05%, 12/08/2003                                            200,000,000
       300,000,000   Wells Fargo Bank, 1.04%, 12/22/03                                                           300,000,000
        50,000,000   Wilmington Trust Co., 1.10%, 1/08/04                                                         50,000,000
                                                                                                        --------------------
                                                                                                               1,250,000,000
                                                                                                        --------------------

                     YANKEES -- 41.0%
       200,000,000   Abbey National PLC, 1.05%, 2/18/04                                                          199,992,420
       400,000,000   Bank of Scotland, 1.08%, 1/12/04                                                            400,000,000
       200,000,000   Bayerische Landesbank Girozentrale, 1.04%, 6/11/04                                          199,978,737
       200,000,000   BNP Paribas, 1.07%, 1/05/04                                                                 200,000,000
       200,000,000   BNP Paribas, 1.04%, 6/14/04                                                                 199,978,417
       200,000,000   Canadian Imperial Bank of Commerce,
                     1.05%, 12/04/03                                                                             200,000,000
        50,000,000   Canadian Imperial Bank of Commerce,
                     1.09%, 12/08/03                                                                              49,999,639
       200,000,000   Canadian Imperial Bank of Commerce,
                     1.09%, 2/19/04                                                                              200,000,000
       200,000,000   Canadian Imperial Bank of Commerce,
                     1.14%, 12/15/04                                                                             200,000,000
       100,000,000   Credit Suisse First Boston, 1.12%, 1/21/04                                                  100,000,000
       200,000,000   Credit Suisse First Boston, 1.12%, 2/13/04                                                  200,000,000
       250,000,000   Danske Bank, 1.08%, 1/22/04                                                                 250,000,000
       200,000,000   Deutsche Bank AG, 1.17%, 7/12/04                                                            200,000,000
       200,000,000   Deutsche Bank AG, 1.12%, 7/21/04                                                            200,000,000
       100,000,000   Deutsche Bank AG, 1.07%, 7/23/04                                                            100,000,000
       200,000,000   Dexia Bank, 1.05%, 12/02/03                                                                 200,000,000
       400,000,000   Dexia Bank, 1.05%, 12/17/03                                                                 400,000,000
       200,000,000   KBC Bank NV, 1.05%, 12/05/03                                                                200,000,000
       400,000,000   KBC Bank NV, 1.08%, 1/21/04                                                                 400,000,000
       400,000,000   Natexis Banques Populaires, 1.08%, 1/05/04                                                  400,000,000
       100,000,000   Norddeutsche Landesbank Girozentrale,
                     1.40%, 9/01/04                                                                              100,000,000
       300,000,000   Svenska Handelsbanken, 1.09%, 1/27/04                                                       300,000,000
       200,000,000   Svenska Handelsbanken, 1.10%, 1/27/04                                                       200,000,000
       300,000,000   Toronto-Dominion Bank, 1.05%, 12/01/03                                                      300,000,000
       200,000,000   Toronto-Dominion Bank, 1.08%, 1/20/04                                                       200,000,000
       200,000,000   Toronto-Dominion Bank, 1.08%, 1/21/04                                                       200,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                                  VALUE
      AMOUNT         NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- (CONTINUED)                                   (NOTE 1)
    ---------        ------------------------------------------------------                                   --------
                     YANKEES -- (CONTINUED)
$      200,000,000   Westdeutsche Landesbank AG, 1.08%, 1/13/04                                         $        200,000,000
       100,000,000   Westdeutsche Landesbank AG, 1.05%, 3/10/04                                                  100,000,000
       200,000,000   Westdeutsche Landesbank AG, 1.07%, 5/28/04                                                  199,980,267
       200,000,000   Westdeutsche Landesbank AG, 1.04%, 6/14/04                                                  199,978,417
                                                                                                        --------------------
                                                                                                               6,499,907,897
                                                                                                        --------------------

                     Total Negotiable Bank Certificates of Deposit (Cost $7,749,907,897)                       7,749,907,897
                                                                                                        --------------------

                     EURO TIME DEPOSIT -- 2.2%

       350,000,000   Citibank N.A., 1.02%, 12/1/03 (Cost $350,000,000)                                           350,000,000
                                                                                                        --------------------

                     GOVERNMENT AGENCY NOTES -- 15.0%

       100,000,000   Federal Home Loan Bank, 1.30%, 6/28/04                                                      100,000,000
       100,000,000   Federal Home Loan Bank, 1.07%, 3/15/05                                                      199,993,046
       100,000,000   Federal Home Loan Mortgage Corp, 1.08%, 1/22/04                                              99,844,722
       400,000,000   Federal Home Loan Mortgage Corp, 1.20%, 7/27/04                                             400,000,000
       100,000,000   Federal Home Loan Mortgage Corp, 1.31%, 8/30/04                                             100,000,000
       155,000,000   Federal Home Loan Mortgage Corp, 1.45%, 9/14/04                                             155,000,000
        48,440,000   Federal Home Loan Mortgage Corp, 1.50%, 9/24/04                                              48,440,000
       100,000,000   Federal Home Loan Mortgage Corp, 1.40%, 11/03/04                                            100,000,000
       150,000,000   Federal National Mortgage Association,
                     1.03%, 6/17/04                                                                              149,991,662
       265,000,000   Federal National Mortgage Association,
                     1.08%, 7/23/04                                                                              265,000,000
       300,000,000   Federal National Mortgage Association,
                     1.03%, 7/26/04                                                                              300,000,000
        50,000,000   Federal National Mortgage Association,
                     1.50%, 10/1/04                                                                               50,000,000
       200,000,000   Federal National Mortgage Association,
                     1.35%, 10/20/04                                                                             200,000,000
       100,000,000   Federal National Mortgage Association,
                     1.40%, 11/9/04                                                                              100,000,000
       100,000,000   Federal National Mortgage Association,
                     1.60%, 12/10/04                                                                             100,000,000

                                                                                                               2,368,269,430
                                                                                                        --------------------

                     Total Government Agency Notes
                     (Cost $2,368,269,430)                                                                     2,368,269,430
                                                                                                        --------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                                  VALUE
     AMOUNT          REPURCHASE AGREEMENTS -- 35.0%                                                           (NOTE 1)
    ---------        ------------------------------                                                           --------
$    2,151,000,000   Bear Stearns & Co., Inc., 1.06%, dated 11/28/03, due
                     12/01/03, repurchase proceeds at maturity
                     $2,151,190,005 (collateralized by FGRA 0% due
                     2/15/18 to 1/15/33 valued at $280,747,799, FGRM 4% to 6.5% due 6/15/16 to
                     8/15/33 valued at $564,356,726, FGSR 0% due 1/1/23 valued at $840,113, FNMA
                     2.12% to 7% due 2/18/04 to 1/25/48 valued at $37,620,800, FNR6 due 3/25/24 valued at $648,564, FNRA 0% due 1/25/09 to 8/25/33 valued at $875,261,271, FNRM
                     0% due 2/25/16 to 9/25/33 valued at $443,966,128, FNST 0% due 9/1/10 valued at
                     $717, FXRA due 11/18/31 to 12/18/31 valued at $6,510,376, FXRM due 9/18/26 to
                     3/18/28 valued at $5,409,407, SFNI 0% due 4/1/17 to 8/1/21 valued at $69,433,
                     SFNP 0% due 1/1/18 valued at $102,326)                                             $      2,151,000,000

     2,600,000,000   Deutsche Banc Alex Brown Inc., 1.06%, dated 11/28/03,
                     due 12/01/03, repurchase proceeds at maturity $2,600,229,667
                     (collateralized by FHLMC 1.5% to 9% due 6/15/05 to 12/1/33 valued at $1,103,597,263, FNMA 0% to 11% due 1/2/04 to 12/01/33 valued at $919,358,718, GNMA 4.5% to 15% due 3/15/04 to 12/15/44 valued
                     at $650,953,021)                                                                          2,600,000,000

       200,000,000   JP Morgan Chase & Co., 1.06%, dated 11/28/03, due 12/01/03, repurchase proceeds at maturity $200,017,667 (collateralized by
                     FGRM 4.5% to 6.5% due 6/15/18 to 8/15/30 valued at $67,272,059,
                     FNMA 7% due 6/25/42 valued at $13,873,612, FNRM 0% due 3/25/31 valued at $29,703,087, GNRR 5.5% due 2/20/30 valued at
                     $95,153,744)                                                                                200,000,000

       200,000,000   Lehman Brothers, Inc., 1.04%, dated 11/28/03, due 12/01/03, repurchase proceeds at maturity $200,017,333 (collateralized by
                     FGPC 4% to 10% due 6/1/04 to 9/1/33 valued at $53,814,418, FMPC
                     6.50% to 10% due 11/1/04 to 9/1/17 valued at $210,432, FNMS 4% to
                     12.5% due 1/1/04 to 11/1/33 valued at $151,952,600)                                         200,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

     PRINCIPAL                                                                                                 VALUE
      AMOUNT         REPURCHASE AGREEMENTS -- (CONTINUED)                                                     (NOTE 1)
     ---------       ------------------------------------                                                     --------
$      400,000,000   State Street Bank & Trust Co., 1.00%, dated 11/28/03,
                     due 12/01/03, repurchase proceeds at maturity
                     $400,033,333 (collateralized by USTB 8.125% due
                     8/15/19 valued at $408,074,912)                                                    $        400,000,000
                                                                                                        --------------------

                     Total Repurchase Agreements (Cost $5,551,000,000)                                         5,551,000,000
                                                                                                        --------------------

                     TOTAL INVESTMENTS (COST $16,019,177,327)                                   101.1%        16,019,177,327
                     LIABILITIES IN EXCESS OF OTHER ASSETS                                       (1.1)          (178,413,453)
                                                                                               ------   --------------------
                     NETS ASSETS                                                                100.0%  $     15,840,763,874
                                                                                               ======   ====================

                     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH
                     CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                     OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH CLASS:

                     6,090,325,154 SHARES CLASS R                                                       $               1.00
                                                                                                        ====================

                     18,909,696 SHARES CLASS 95                                                         $               1.00
                                                                                                        ====================

                     2,699,434 SHARES CLASS 75                                                          $               1.00
                                                                                                        ====================

                     19,263,385 SHARES CLASS 70                                                         $               1.00
                                                                                                        ====================

                     505,479,372 SHARES CLASS TREASURER'S TRUST                                         $               1.00
                                                                                                        ====================

                     13,172,925 SHARES CLASS 45                                                         $               1.00
                                                                                                        ====================

                     5,101,323 SHARES CLASS 35                                                          $               1.00
                                                                                                        ====================

                     1,696,626,425 SHARES CLASS 25                                                      $               1.00
                                                                                                        ====================

                     84,112,132 SHARES CLASS 15                                                         $               1.00
                                                                                                        ====================

                     249,864,915 SHARES CLASS 12                                                        $               1.00
                                                                                                        ====================

                     7,155,209,113 SHARES CLASS 8                                                       $               1.00
                                                                                                        ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    THE RESERVE FUND -- U.S. GOVERNMENT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2003 (UNAUDITED)

    PRINCIPAL                                                                                                  VALUE
      AMOUNT         GOVERNMENT AGENCY NOTES -- 32.0%                                                         (NOTE 1)
    ---------        --------------------------------                                                         --------
$       10,000,000   Federal Home Loan Bank, 1.30%, 6/28/04                                             $         10,000,000
        10,000,000   Federal Home Loan Bank, 1.06%, 3/15/05                                                        9,999,652
        50,000,000   Federal Home Loan Mortgage Corp.,
                     1.08%, 1/22/04                                                                               49,922,361
        20,000,000   Federal Home Loan Mortgage Corp.,
                     1.02%, 7/15/04                                                                               20,642,550
        25,000,000   Federal Home Loan Mortgage Corp.,
                     1.31%, 8/30/04                                                                               25,000,000
        40,000,000   Federal Home Loan Mortgage Corp.,
                     1.45%, 9/14/04                                                                               40,000,000
        10,000,000   Federal Home Loan Mortgage Corp.,
                     1.40%, 11/03/04                                                                              10,000,000
        20,000,000   Federal National Mortgage Association,
                     1.08%, 7/23/04                                                                               20,000,000
        10,000,000   Federal National Mortgage Association,
                     1.20%, 8/17/04                                                                               10,000,000
        10,000,000   Federal National Mortgage Association,
                     1.35%, 10/20/04                                                                              10,000,000
        50,000,000   Federal National Mortgage Association,
                     1.00%, 12/20/04                                                                              49,989,435
        15,000,000   Federal National Mortgage Association,
                     1.50%, 12/20/04                                                                              15,000,000
        20,000,000   Federal National Mortgage Association,
                     1.54%, 12/24/04                                                                              20,000,000
        25,000,000   Federal National Mortgage Association,
                     1.06%, 1/28/05                                                                               24,991,270
        25,000,000   Federal National Mortgage Association,
                     1.03%, 1/28/05                                                                               24,992,715
                                                                                                        --------------------

                     Total Government Agency Notes
                     (Cost $340,537,983)                                                                         340,537,983
                                                                                                        --------------------

                     REPURCHASE AGREEMENTS - 69.7%

       158,000,000   Bear Stearns & Co., Inc., 1.06%, dated 11/28/03,
                     due 12/01/03, repurchase proceeds at maturity
                     $158,013,957 (collateralized by FGRM 4% to 5.5%
                     due 9/15/14 to 12/15/32 valued at $88,158,870,
                     FNRM due 12/25/31 to 10/25/33 valued at
                     $74,582,023)                                                                                158,000,000

       175,000,000   Deutsche Banc Alex Brown Inc., 1.06%, dated
                     11/28/03, due 12/01/03, repurchase proceeds
                     at maturity $175,015,458 (collateralized by
                     GNMA 3% to 8% due 5/15/18 to 11/15/33
                     valued at $180,250,001)                                                                     175,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                                  VALUE
     AMOUNT          REPURCHASE AGREEMENTS -- (CONTINUED)                                                     (NOTE 1)
    ---------        ------------------------------------                                                     --------
$      175,000,000   JP Morgan Chase & Co., 1.06%, dated 11/28/03, due
                     12/01/03, repurchase proceeds at maturity $175,015,458
                     (collateralized by GNRM 2.87% to 6.35% due 11/26/15 to 10/16/33
                     valued at $44,956,828, GNRR 5% to 5.5% due 12/20/29 to 2/20/30
                     valued at $134,358,994, PCMO 6.5% due 10/15/15 valued at $938,397)                 $        175,000,000
       175,000,000   Lehman Brothers, Inc., 1.04%, dated 11/28/03,
                     due 12/01/03, repurchase proceeds at maturity $175,015,167
                     (collateralized by GNAR 3.5% due 2/20/33 valued at $23,431,754,
                     GNM1 5% to 7% due 12/15/17 to 4/15/33 valued at $71,815,470, GNM2
                     3.5% to 5.625% due 10/20/22 to 11/20/33 valued at $84,983,528)                              175,000,000
        60,000,000   State Street Bank & Trust Co., 1.00%, dated 11/28/03,
                     due 12/01/03, repurchase proceeds at maturity
                     $60,005,000 (collateralized by U.S. Treasury Bonds
                     8.125% due 8/15/19 valued at $61,210,554)                                                    60,000,000
                                                                                                        --------------------

                     Total Repurchase Agreements (Cost $743,000,000)                                             743,000,000
                                                                                                        --------------------

                     TOTAL INVESTMENTS (COST $1,083,537,983)                                    101.7%         1,083,537,983
                     LIABILITIES IN EXCESS OF OTHER ASSETS                                       (1.7)           (18,555,804)
                                                                                               ------   --------------------
                     NET ASSETS                                                                 100.0%  $      1,064,982,179
                                                                                               ======   ====================

                     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH
                     CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                     OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH CLASS:

                     847,718,524 SHARES CLASS R                                                         $               1.00
                                                                                                        ====================
                     7,297,671 SHARES CLASS TREASURER'S TRUST                                           $               1.00
                                                                                                        ====================
                     33,541 SHARES CLASS 45                                                             $               1.00
                                                                                                        ====================
                     24,081,053 SHARES CLASS 25                                                         $               1.00
                                                                                                        ====================
                     101,090 SHARES CLASS 15                                                            $               1.00
                                                                                                        ====================
                     185,750,300 SHARES CLASS 8                                                         $               1.00
                                                                                                        ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND -- U.S. TREASURY FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2003 (UNAUDITED)

     PRINCIPAL                                                                                                 VALUE
      AMOUNT         U.S. TREASURY BILLS -- 100.0%                                                            (NOTE 1)
     ---------       -----------------------------                                                            --------
$       47,000,000   0.92%--0.93%, 12/04/03                                                             $         46,996,378
        47,000,000   0.88%--0.90%, 12/11/03                                                                       46,988,507
        72,000,000   0.90%--0.93%, 12/18/03                                                                       71,968,545
        15,000,000   0.93%, 12/26/03                                                                              14,990,312
        80,000,000   0.89%--0.95%, 01/02/04                                                                       79,933,876
        51,000,000   0.93%--0.95%, 01/08/04                                                                       50,949,539
        32,000,000   0.90%, 01/15/04                                                                              31,964,000
        20,000,000   0.93%--0.94%, 01/22/04                                                                       19,973,054
        33,000,000   0.99%, 01/29/04                                                                              32,946,728
        60,000,000   0.92%--1.02%, 02/05/04                                                                       59,891,834
        64,000,000   0.92%, 02/12/04                                                                              63,881,152
        62,000,000   0.93%--1.03%, 02/19/04                                                                       61,863,889
        20,000,000   1.03%, 03/04/04                                                                              19,946,472
        26,000,000   0.97%, 04/01/04                                                                              25,914,532
        22,000,000   1.02%, 05/13/04                                                                              21,898,274
                                                                                                        --------------------

                     TOTAL U.S. TREASURY BILLS (COST $650,107,092)                              100.0%           650,107,092
                     LIABILITIES IN EXCESS OF OTHER ASSETS                                          -                (71,815)
                                                                                               ------   --------------------
                     NET ASSETS                                                                 100.0%  $        650,035,277
                                                                                               ======   ====================

                     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH
                     CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                     OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH CLASS:

                     367,789,683 SHARES CLASS R                                                         $               1.00
                                                                                                        ====================
                     271,754,206 SHARES CLASS TREASURER'S TRUST                                         $               1.00
                                                                                                        ====================
                     10,018 SHARES CLASS 45                                                             $               1.00
                                                                                                        ====================
                     10,023 SHARES CLASS 25                                                             $               1.00
                                                                                                        ====================
                     10,471,347 SHARES CLASS 8                                                          $               1.00
                                                                                                        ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    GLOSSARY

FGPC      -- FHLMC Gold Mortgage-Backed Pass-Through
               Participation Certificates
FGRA      -- FHLMC Adjustable Rate REMIC
FGRM      -- FHLMC Gold REMIC Mortgage-Backed Pass-Through
               Participation Certificates
FHLB      -- Federal Home Loan Bank
FHLMC     -- Federal Home Loan Mortgage Corp.
FMPC      -- FHLMC Mortgage Participation Certificates
FNMA      -- Federal National Mortgage Association
FNMS      -- Federal Mortgage-Backed Pass-Through Securities
FNR6      -- FNMA Adjustable REMIC Class 6
FNRA      -- FNMA REMIC
FNRM      -- FNMA REMIC Mortgage-Backed Pass-Through Securities
FNST      -- FNMA STRIPS
FXRA      -- FNMA series 2001-72
FXRM      -- FNMA series 1998-19 class PK
GNAR      -- GNMA Adjustable Rate Mortgage-Back Pass-Through Securities
GNM1      -- GNMA I
GNM2      -- GNMA II
GNMA      -- Government National Mortgage Association
GNRM      -- GNMA Pass-Through Floater
GNRR      -- PPC Eligible GNMA REMIC
PCMO      -- Veterans Administration Collateralized Mortgage Obligation
SFNI      -- FNMA interest Strip
SFNP      -- FNMA Principal only
USTB      -- US Treasury Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                  RESERVE FUND

                            STATEMENTS OF OPERATIONS

             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)

                                                                        U.S.               U.S.
                                                    PRIMARY          GOVERNMENT          TREASURY
                                                      FUND              FUND               FUND
                                                ---------------    ---------------    ---------------
INTEREST INCOME (Note 1)                        $    87,723,775    $   5,806,591      $     3,278,351
                                                ---------------    ---------------    ---------------

EXPENSES (Note 2)
   COMPREHENSIVE MANAGEMENT FEES:
     Class R                                         24,930,808          3,510,631          1,437,143
     Class 95                                            14,811                 --                 --
     Class 75                                            26,861                 --                 --
     Class 70                                            11,030                 --                 --
     Class Treasurer's Trust                          1,461,393             18,556            819,884
     Class 45                                            29,946              4,977                 14
     Class 35                                             1,006                 --                 --
     Class 25                                         1,990,267             55,840                  8
     Class 15                                           131,046                 75                 --
     Class 12                                            99,874                 --                 --
     Class 8                                          2,853,625             57,177              4,168
   DISTRIBUTION (12b-1) FEES:
     Class R                                          6,232,702            836,082            359,286
     Class 95                                             3,949                 --                 --
     Class 75                                             9,768                 --                 --
     Class 70                                             4,412                 --                 --
   TRUSTEE FEES                                          29,549              1,984              1,342
                                                ---------------    ---------------    ---------------

      Total expenses before waiver                   37,831,047          4,485,322          2,621,845
      Less: expenses waived (Note 2)                   (367,653)          (112,185)          (139,522)
                                                ---------------    ---------------    ---------------

      Net Expenses                                   37,463,394          4,373,137          2,482,323
                                                ---------------    ---------------    ---------------
NET INVESTMENT INCOME, Representing
Net Increase in Net Assets from
Investment Operations                           $    50,260,381    $     1,433,454    $       796,028
                                                ===============    ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                    PRIMARY FUND
                                                     --------------------------------------------
                                                         SIX MONTHS                   YEAR
                                                            ENDED                     ENDED
                                                         NOVEMBER 30,                MAY 31,
                                                             2003                     2003
                                                     --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                             $         50,260,381    $        169,385,131
                                                     --------------------    --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
   Class R                                                     (3,763,789)            (42,050,920)
   Class 95                                                        (2,599)                     --
   Class 75                                                       (18,624)               (182,580)
   Class 70                                                        (8,408)                     --
   Class Treasurer's Trust                                     (1,240,319)             (5,271,175)
   Class 45                                                       (43,870)               (236,393)
   Class 35                                                        (2,114)                (90,556)
   Class 25                                                    (6,826,269)            (25,389,565)
   Class 15                                                      (902,965)             (4,130,222)
   Class 12                                                      (806,800)                     --
   Class 8                                                    (36,644,624)            (92,033,720)
                                                     --------------------    --------------------
Total dividends to shareholders                               (50,260,381)           (169,385,131)
                                                     --------------------    --------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                            67,370,770,929         147,441,118,381
   Dividends reinvested                                        50,260,381             169,385,131
   Cost of shares redeemed                                (65,858,103,892)       (145,317,067,467)
                                                     --------------------    --------------------
                                                            1,562,927,418           2,293,436,045
                                                     --------------------    --------------------
   Net increase (decrease) in net assets                    1,562,927,418           2,293,436,045

NET ASSETS:
   Beginning of period                                     14,277,836,456          11,984,400,411
                                                     --------------------    --------------------
   End of period                                     $     15,840,763,874    $     14,277,836,456
                                                     ====================    ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 U.S. GOVERNMENT FUND
                                                     --------------------------------------------
                                                         SIX MONTHS                   YEAR
                                                            ENDED                     ENDED
                                                         NOVEMBER 30,                MAY 31,
                                                             2003                     2003
                                                     --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                             $          1,433,454    $          5,321,733
                                                     --------------------    --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
   Class R                                                       (507,693)             (4,470,555)
   Class 95                                                            --                      --
   Class 75                                                            --                      --
   Class 70                                                            --                      --
   Class Treasurer's Trust                                        (15,301)                (49,618)
   Class 45                                                        (7,430)                (19,057)
   Class 35                                                            --                      --
   Class 25                                                      (188,245)               (680,126)
   Class 15                                                          (474)                   (699)
   Class 12                                                            --                      --
   Class 8                                                       (714,311)               (101,678)
                                                     --------------------    --------------------
Total dividends to shareholders                                (1,433,454)             (5,321,733)
                                                     --------------------    --------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                             2,088,913,405           3,008,258,476
   Dividends reinvested                                         1,433,454               5,321,733
   Cost of shares redeemed                                 (1,983,773,098)         (3,052,555,233)
                                                     --------------------    --------------------
                                                              106,573,761             (38,975,024)
                                                     --------------------    --------------------
   Net increase (decrease) in net assets                      106,573,761             (38,975,024)

NET ASSETS:
   Beginning of period                                        958,408,418             997,383,442
                                                     --------------------    --------------------
   End of period                                     $      1,064,982,178    $        958,408,418
                                                     ====================    ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                  U.S. TREASURY FUND
                                                     --------------------------------------------
                                                         SIX MONTHS                   YEAR
                                                            ENDED                     ENDED
                                                         NOVEMBER 30,                MAY 31,
                                                             2003                     2003
                                                     --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                             $            796,028    $          3,984,115
                                                     --------------------    --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
   Class R                                                       (172,813)             (1,675,911)
   Class 95                                                            --                      --
   Class 75                                                            --                      --
   Class 70                                                            --                      --
   Class Treasurer's Trust                                       (574,232)             (2,280,276)
   Class 45                                                           (18)                     --
   Class 35                                                            --                      --
   Class 25                                                           (23)                     --
   Class 15                                                            --                      --
   Class 12                                                            --                      --
   Class 8                                                        (48,942)                (27,928)
                                                     --------------------    --------------------
Total dividends to shareholders                                  (796,028)             (3,984,115)
                                                     --------------------    --------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                               867,992,641           1,749,930,167
   Dividends reinvested                                           796,028               3,984,115
   Cost of shares redeemed                                   (867,273,903)         (1,707,545,943)
                                                     --------------------    --------------------
                                                                1,514,766              46,368,339
                                                     --------------------    --------------------
   Net increase (decrease) in net assets                        1,514,766              46,368,339

NET ASSETS:
   Beginning of period                                        648,520,511             602,152,172
                                                     --------------------    --------------------
   End of period                                     $        650,035,277    $        648,520,511
                                                     ====================    ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)  SIGNIFICANT ACCOUNTING POLICIES:
The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940 as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S. Treasury II Fund and the Strategist Money-Market Fund. These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds (collectively, the "Funds"). The Funds each offer eleven classes of shares: Class 8, Class 12, Class 15, Class 25, Class 35, Class 45, Class Treasurer's Trust, Class 70, Class 75, Class 95 and Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee, which is accrued daily. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. Each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each class of each Fund according to the following schedule:

                                                                      TREASURER'S
CLASS 8   CLASS 12  CLASS 15  CLASS 25  CLASS 35  CLASS 45  CLASS 70     TRUST      CLASS 75  CLASS 95  CLASS R
--------  --------  --------  --------  --------  --------  --------  -----------   --------  --------  --------
0.08%       0.12%     0.15%     0.25%     0.35%     0.45%     0.50%      0.60%        0.55%     0.75%     0.80%

During the period ended November 30, 2003, RMCI voluntarily reduced its fees for the Primary Fund, Class R by $367,653, the U.S. Government Fund, Class R by $112,185 and the U.S. Treasury Fund, Class R by $139,522. Certain Trustees / Officers of the Funds are also Officers of RMCI.

DISTRIBUTION ASSISTANCE:
The Funds have adopted a Rule 12b-1 plan with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for the sale and distribution of its shares. Currently, only Class R, Class 95, Class 75 and Class 70 participate in the Plan. The rate of distribution expenses is 0.20% per year of the Classes' average daily net assets. The Plan requires RMCI to pay an equivalent amount from its own resources.

(3)  MANAGEMENT'S USE OF ESTIMATES:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4) COMPOSITION OF NET ASSETS:

At November 30, 2003, the composition of each Fund's net assets was as follows:

                                            PRIMARY        U.S. GOVERNMENT    U.S. TREASURY
                                              FUND              FUND               FUND
                                       -----------------   ---------------   ---------------
Par Value                              $      15,840,764   $     1,064,982   $       650,035
Additional Paid-in-Capital                15,824,923,110     1,063,917,197       649,385,242
                                       -----------------   ---------------   ---------------
Net Assets                             $  15,840,763,874   $ 1,064,982,179   $   650,035,277
                                       -----------------   ---------------   ---------------

(5)  CAPITAL SHARE TRANSACTIONS
For the periods ended November 30, 2003 and May 31, 2003, the capital share transactions of each Fund were as follows:

                                         SIX MONTHS ENDED NOVEMBER 30, 2003
                        --------------------------------------------------------------------
PRIMARY FUND                CLASS R         CLASS 95#          CLASS 75         CLASS 70#
------------            --------------   ---------------   ---------------   ---------------
Sold                     9,826,619,533        21,314,399        26,512,138        22,478,887
Reinvested                   3,763,789             2,599            18,624             8,408
Redeemed                (9,971,880,816)       (2,407,242)      (37,975,835)       (3,223,910)
                        --------------   ---------------   ---------------   ---------------
Net Increase (Decrease)   (141,497,494)       18,909,696       (11,445,073)       19,263,385
                        ==============   ===============   ===============   ===============

                         TREASURER'S
PRIMARY FUND                TRUST            CLASS 45         CLASS 35           CLASS 25
------------            --------------   ---------------   ---------------   ---------------
Sold                       959,672,098        28,632,975         5,797,034     1,580,941,985
Reinvested                   1,240,319            43,870             2,114         6,826,269
Redeemed                  (952,827,051)      (28,978,755)         (697,825)   (1,415,839,604)
------------            --------------   ---------------   ---------------   ---------------
Net Increase (Decrease)      8,085,366          (301,910)        5,101,323       171,928,650
                        ==============   ===============   ===============   ===============

PRIMARY FUND                                 CLASS 15         CLASS 12##         CLASS 8
------------                             ---------------   ---------------   ---------------
Sold                                       1,076,524,426     1,083,684,882    52,738,592,632
Reinvested                                       902,965           806,800        36,644,624
Redeemed                                  (1,685,322,673)     (834,626,767)  (50,924,323,414)
                                         ---------------   ---------------   ---------------
Net Increase (Decrease)                     (607,895,282)      249,864,915     1,850,913,842
                                         ===============   ===============   ===============

                                                             TREASURER'S
U.S. GOVERNMENT FUND                         CLASS R             TRUST          CLASS 45
--------------------                     ---------------   ---------------   ---------------
Sold                                       1,450,926,453         6,623,098           510,209
Reinvested                                       507,693            15,301             7,430
Redeemed                                  (1,450,452,119)       (5,853,771)       (6,304,215)
                                         ---------------   ---------------   ---------------
Net Increase (Decrease)                          982,027           784,628        (5,786,576)
                                         ===============   ===============   ===============

U.S. GOVERNMENT FUND                         CLASS 25         CLASS 15           CLASS 8
--------------------                     ---------------   ---------------   ---------------
Sold                                           6,032,303            31,401       624,789,941
Reinvested                                       188,245               474           714,311
Redeemed                                     (32,246,638)          (31,401)     (488,884,954)
                                         ---------------   ---------------   ---------------
Net Increase (Decrease)                      (26,026,090)              474       136,619,298
                                         ===============   ===============   ===============

                                                             TREASURER'S
U.S. TREASURY FUND                            CLASS R           TRUST            CLASS 45###
---------------------                    ---------------   ---------------   ---------------
Sold                                         799,481,019        68,491,622            10,000
Reinvested                                       172,813           574,232                18
Redeemed                                    (788,095,312)      (79,178,591)               --
                                            ------------       -----------            ------
Net Increase (decrease)                       11,558,520       (10,112,737)           10,018
                                            ============       ===========            ======

U.S. TREASURY FUND                                           CLASS 25###         CLASEE 8
------------------                                         ----------------  ---------------
Sold                                                                10,000                --
Reinvested                                                              23            48,942
Redeemed                                                                --                --
                                                                    ------            ------
Net Increase                                                        10,023            48,942
                                                                    ======            ======

                                         FOR YEAR ENDED MAY 31, 2003
                       ---------------------------------------------------------------------
                                                             TREASURER'S
PRIMARY FUND               CLASS R             CLASS 75        TRUST             CLASS 45
------------           ---------------   ---------------   ---------------   ---------------
Sold                    16,853,155,619        87,147,004     1,515,135,507        59,421,622
Reinvested                  42,050,920           182,580         5,271,175           236,393
Redeemed               (17,125,367,842)      (96,641,936)   (1,532,997,021)      (69,319,172)
                       ---------------   ---------------   ---------------   ---------------
Net Decrease              (230,161,303)       (9,312,352)      (12,590,339)       (9,661,157)
                       ===============   ===============   ===============   ===============

PRIMARY FUND              CLASS 35*         CLASS 25          CLASS 15          CLASS 8
------------           ---------------   ---------------   ---------------  ----------------
Sold                        12,001,751     2,931,121,823     2,649,543,164   123,333,591,891
Reinvested                      90,556        25,389,565         4,130,222        92,033,720
Redeemed                   (12,092,307)   (3,545,262,234)   (1,995,712,407) (120,939,674,548)
                       ---------------   ---------------   ---------------   ---------------
Net Increase
  (Decrease)                        --      (588,750,846)      657,960,979     2,485,951,063
                       ===============   ===============   ===============   ===============

                                                             TREASURER'S
U.S. GOVERNMENT FUND                          CLASS R           TRUST            CLASS 45
--------------------                     ---------------   ---------------   ---------------
Sold                                       2,696,637,590        28,132,785        11,578,672
Reinvested                                     4,470,555            49,618            19,057
Redeemed                                  (2,756,678,149)      (25,633,497)       (6,220,912)
                                         ---------------   ---------------   ---------------
Net Increase (Decrease)                      (55,570,004)        2,548,906         5,376,817
                                         ===============   ===============   ===============

U.S. GOVERNMENT FUND                        CLASS 25          CLASS 15**        CLASS 8***
--------------------                     ---------------   ---------------   ---------------
Sold                                          38,629,062           151,772       233,128,595
Reinvested                                       680,126               699           101,678
Redeemed                                     (79,871,549)          (51,855)     (184,099,271)
                                         ---------------   ---------------   ---------------
Net Increase (Decrease)                      (40,562,361)          100,616        49,131,002
                                         ===============   ===============   ===============

                                                             TREASURER'S
U.S. TREASURY FUND                           CLASS R            TRUST            CLASS 8***
------------------                       ---------------   ---------------   ---------------
Sold                                       1,107,389,316       632,146,374        10,394,477
Reinvested                                     1,675,911         2,280,276            27,928
Redeemed                                  (1,097,130,972)     (610,414,971)               --
                                         ---------------   ---------------   ---------------
Net Increase                                  11,934,255        24,011,679        10,422,405
                                         ===============   ===============   ===============

----------
     * From July 1, 2002 (Commencement of Class) to May 31, 2003
    ** From November 18, 2002 (Commencement of Class) to May 31, 2003 *** From June 7, 2002 (Commencement of Class) to May 31, 2003
     # From August 12, 2003 (Commencement of Class) to November 30, 2003 ## From June 25, 2003 (Commencement of Class) to November 30, 2003
   ### From August 7, 2003 (Commencement of Class) to November 30, 2003

(6)  FINANCIAL HIGHLIGHTS:
Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for each of the periods as indicated:


                            SIX MONTHS                                             CLASS R
                               ENDED                                         YEARS ENDED MAY 31,
                            NOVEMBER 30,         --------------------------------------------------------------------------------
                               2003                  2003             2002             2001            2000             1999
                               ----                  ----             ----             ----            ----             ----
PRIMARY FUND
Net asset value at
  beginning of period       $     1.0000         $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                            ------------         ------------     ------------     ------------     ------------     ------------
Net investment income             0.0006               0.0065           0.0187           0.0511           0.0492           0.0438
Dividends from net
  investment income              (0.0006)             (0.0065)         (0.0187)         (0.0511)         (0.0492)    $    (0.0438)
                            ------------         ------------     ------------     ------------     ------------     ------------
Net asset value at end of
  period                    $     1.0000         $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                            ============         ============     ============     ============     ============     ============
Total Return                        0.06%                0.65%            1.90%            5.29%            4.92%            4.38%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $    6,090.3         $    6,231.8     $    6,462.0     $    6,241.8     $    4,355.9     $    3,330.1
Ratio of expenses to
  average net assets                1.00%(b)(h)          1.00%            1.01%            1.00%            1.00%            1.00%
Ratio of net investment
  income to average net
  assets                            0.11%(b)(h)          0.64%            1.86%            5.11%            4.74%            4.26%

                                        CLASS 95                                     CLASS 75
                                      ------------      ------------------------------------------------------------------
                                         PERIOD          SIX MONTHS           YEAR              YEAR             PERIOD
                                         ENDED             ENDED             ENDED             ENDED             ENDED
                                      NOVEMBER 30,      NOVEMBER 30,         MAY 31,           MAY 31,          MAY 31,
                                         2003(j)           2003               2003              2002            2001(a)
                                      ------------      ------------      ------------      ------------      ------------
PRIMARY FUND
Net asset value at beginning
  of period                           $     1.0000      $     1.0000      $     1.0000      $     1.0000      $     1.0000
                                      ------------      ------------      ------------      ------------      ------------
Net investment income                       0.0002            0.0018            0.0090            0.0213            0.0003
Dividends from net
  investment income                        (0.0002)          (0.0018)          (0.0090)          (0.0213)          (0.0003)
                                      ------------      ------------      ------------      ------------      ------------
Net asset value at end of period      $     1.0000      $     1.0000      $     1.0000      $     1.0000      $     1.0000
                                      ============      ============      ============      ============      ============
Total Return                                  0.02%             0.18%             0.90%             2.16%             0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)   $       18.9      $        2.7      $       14.1      $       23.5      $       34.7
Ratio of expenses to average
  net assets                                  0.95%(b)          0.75%(b)          0.75%             0.76%             0.75%(b)
Ratio of net investment income to
  average net assets                          0.13%(b)          0.38%(b)          0.95%             2.33%             3.97%(b)

                                        CLASS 70                                TREASURER'S TRUST
                                      ------------      ------------------------------------------------------------------
                                        PERIOD           SIX MONTHS           YEAR              YEAR             PERIOD
                                         ENDED             ENDED             ENDED             ENDED             ENDED
                                      NOVEMBER 30,      NOVEMBER 30,        MAY 31,           MAY 31,           MAY 31,
                                        2003(j)             2003              2003              2002             2001(a)
                                      ------------      ------------      ------------      ------------      ------------
PRIMARY FUND
Net asset value at beginning
  of period                           $     1.0000      $     1.0000      $     1.0000      $     1.0000      $     1.0000
                                      ------------      ------------      ------------      ------------      ------------
Net investment income                       0.0010            0.0026            0.0105            0.0228            0.0003
Dividends from net
  investment income                        (0.0010)          (0.0026)          (0.0105)          (0.0228)          (0.0003)
                                      ------------      ------------      ------------      ------------      ------------
Net asset value at end of period      $     1.0000      $     1.0000      $     1.0000      $     1.0000      $     1.0000
                                      ============      ============      ============      ============      ============
Total Return                                  0.10%             0.26%             1.06%             2.32%             0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                          $       19.3      $      505.5      $      497.4      $      510.0      $      224.5
Ratio of expenses to average
  net assets                                  0.70%(b)          0.60%(b)          0.60%             0.60%             0.60%(b)
Ratio of net investment income
  to average net assets                       0.38%(b)          0.51%(b)          1.04%             2.05%             4.12%(b)

                                                          CLASS 45                                        CLASS 35
                                 -----------------------------------------------------------     ---------------------------
                                  SIX MONTHS         YEAR            YEAR         PERIOD          SIX MONTHS       PERIOD
                                    ENDED            ENDED          ENDED          ENDED            ENDED           ENDED
                                 NOVEMBER 30,       MAY 31,        MAY 31,        MAY 31,        NOVEMBER 30,      MAY 31,
                                    2003             2003           2002          2001(a)           2003           2003(c)
                                 -----------     -----------     -----------     -----------     ------------    -----------
PRIMARY FUND
Net asset value at
  beginning of period            $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 -----------     -----------     -----------     -----------     -----------     -----------
Net investment income                 0.0033          0.0120          0.0243          0.0004          0.0013          0.0075
Dividends from net
  investment income                  (0.0033)        (0.0120)        (0.0243)        (0.0004)        (0.0013)        (0.0075)
                                 -----------     -----------     -----------     -----------     -----------     -----------
Net asset value at end
  of period                      $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ===========     ===========     ===========     ===========     ===========     ===========
Total Return                            0.33%           1.21%           2.48%           0.04%           0.13%           0.76%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                     $      13.2     $      13.5     $      23.1     $       7.4     $       5.1     $        --
Ratio of expenses to
  average net assets                    0.45%(b)        0.45%           0.45%           0.45%(b)        0.35%(i)        0.35%(i)
Ratio of net investment
  income to average
  net assets                            0.66%(b)        1.23%           2.13%           4.27%(b)        0.75%(i)        1.45%(i)

                                                                              CLASS 25
                                                ----------------------------------------------------------------------
                                                 SIX MONTHS                                                  PERIOD
                                                    ENDED           YEAR ENDED         YEAR ENDED            ENDED
                                                NOVEMBER 30,          MAY 31,            MAY 31,            MAY 31,
                                                    2003               2003               2002              2001(a)
                                                -------------      -------------      -------------      -------------
PRIMARY FUND
Net asset value at beginning of period          $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                -------------      -------------      -------------      -------------
Net investment income                                  0.0043             0.0140             0.0263             0.0004
Dividends from net
  investment income                                   (0.0043)           (0.0140)           (0.0263)           (0.0004)
                                                -------------      -------------      -------------      -------------
Net asset value at end of period                $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                =============      =============      =============      =============
Total Return                                             0.43%              1.42%              2.69%              0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $     1,696.6      $     1,524.7      $     2,113.4      $       442.0
Ratio of expenses to average
  net assets                                             0.25%(b)           0.25%              0.25%              0.25%(b)
Ratio of net investment income to
  average net assets                                     0.85%(b)           1.41%              2.31%              4.47%(b)

                                                                     CLASS 15                              CLASS 12
                                                ---------------------------------------------------      -------------
                                                 SIX MONTHS                              PERIOD             PERIOD
                                                    ENDED           YEAR ENDED            ENDED              ENDED
                                                NOVEMBER 30,          MAY 31,            MAY 31,         NOVEMBER 30,
                                                    2003               2003              2002(d)            2003(k)
                                                -------------      -------------      -------------      -------------
PRIMARY FUND
Net asset value at beginning
  of period                                     $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                -------------      -------------      -------------      -------------
Net investment income                                  0.0048             0.0150             0.0205             0.0042
Dividends from net
  investment income                                   (0.0048)           (0.0150)           (0.0205)           (0.0042)
                                                -------------      -------------      -------------      -------------
Net asset value at end of period                $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                =============      =============      =============      =============
Total Return                                             0.48%              1.52%              2.08%              0.42%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)                             $        84.2      $       692.0      $        34.1      $       249.9
Ratio of expenses to
  average net assets                                     0.15%(b)           0.15%              0.15%(b)           0.12%(b)
Ratio of net investment
  income to average net assets                           1.01%(b)           1.51%              2.07%(b)           0.98%(b)

                                                                    CLASS 8
                                                ---------------------------------------------------
                                                 SIX MONTHS                              PERIOD
                                                    ENDED           YEAR ENDED            ENDED
                                                NOVEMBER 30,          MAY 31,            MAY 31,
                                                    2003               2003              2002(e)
                                                -------------      -------------      -------------
PRIMARY FUND
Net asset value at beginning of period          $      1.0000      $      1.0000      $      1.0000
                                                -------------      -------------      -------------
Net investment income                                  0.0052             0.0157             0.0214
Dividends from net
  investment income                                   (0.0052)           (0.0157)           (0.0214)
                                                -------------      -------------      -------------
Net asset value at end of period                $      1.0000      $      1.0000      $      1.0000
                                                =============      =============      =============
Total Return                                             0.52%              1.59%              2.17%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $     7,155.2      $     5,304.3      $     2,818.3
Ratio of expenses to average net assets                  0.08%(b)           0.08%              0.08%(b)
Ratio of net investment income
  to average net assets                                  1.02%(b)           1.45%              2.25%(b)

                             SIX MONTHS                                            CLASS R
                               ENDED                                          YEARS ENDED MAY 31,
                            NOVEMBER 30,        -------------------------------------------------------------------------------
                                2003                2003           2002              2001             2000             1999
                            ------------        ------------   ------------      ------------     ------------     ------------
U.S. GOVERNMENT FUND
Net asset value at
  beginning of period       $     1.0000        $     1.0000    $     1.0000     $     1.0000     $     1.0000     $     1.0000
                            ------------        ------------    ------------     ------------     ------------     ------------
Net investment income             0.0006              0.0050          0.0149           0.0493           0.0471           0.0426
Dividends from net
  investment income              (0.0006)            (0.0050)        (0.0149)         (0.0493)         (0.0471)         (0.0426)
                            ------------        ------------    ------------     ------------     ------------     ------------
Net asset value at
  end of period             $     1.0000        $     1.0000    $     1.0000     $     1.0000     $     1.0000     $     1.0000
                            ============        ============    ============     ============     ============     ============
Total Return                        0.06%               0.50%           1.50%            5.12%            4.71%            4.26%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                $      847.7        $      846.7    $      902.3     $      887.1     $      667.7     $      716.2
Ratio of expenses to
  average net assets                1.00%(b)(h)         1.00%           1.01%            1.01%            1.00%            1.00%
Ratio of net investment
  income to average
  net assets                        0.09%(b)(h)         0.50%           1.44%            4.93%            4.12%            4.16%

                                                                          TREASURER'S TRUST
                                                ----------------------------------------------------------------------
                                                 SIX MONTHS                                                 PERIOD
                                                    ENDED           YEAR ENDED         YEAR ENDED            ENDED
                                                NOVEMBER 30,          MAY 31,            MAY 31,            MAY 31,
                                                    2003               2003               2002              2001(a)
                                                -------------      -------------      -------------      -------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period          $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                -------------      -------------      -------------      -------------
Net investment income                                  0.0025             0.0090             0.0189             0.0003
Dividends from net
  investment income                                   (0.0025)           (0.0090)           (0.0189)           (0.0003)
                                                -------------      -------------      -------------      -------------
Net asset value at end of period                $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                =============      =============      =============      =============
Total Return                                             0.25%              0.91%              1.91%              0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $         7.3      $         6.5      $         4.0      $        15.6
Ratio of expenses to average
  net assets                                             0.60%(b)           0.60%              0.60%              0.60%(b)
Ratio of net investment income to
  average net assets                                     0.49%(b)           0.83%              2.16%              3.47%(b)

                                                                             CLASS 45
                                                ----------------------------------------------------------------------
                                                  SIX MONTHS                                                PERIOD
                                                    ENDED           YEAR ENDED         YEAR ENDED            ENDED
                                                 NOVEMBER 30,         MAY 31,            MAY 31,            MAY 31,
                                                    2003               2003               2002              2001(a)
                                                -------------      -------------      -------------      -------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period          $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                -------------      -------------      -------------      -------------
Net investment income                                  0.0032             0.0105             0.0203             0.0003
Dividends from net
  investment income                                   (0.0032)           (0.0105)           (0.0203)           (0.0003)
                                                -------------      -------------      -------------      -------------
Net asset value at end of period                $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                =============      =============      =============      =============
Total Return                                             0.32%              1.06%              2.06%              0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                        --      $         5.8      $         0.4      $         4.4
Ratio of expenses to average
  net assets                                             0.45%(b)           0.45%              0.45%              0.45%(b)
Ratio of net investment income to
  average net assets                                     0.64%(b)           0.86%              2.73%              3.62%(b)

                                                                               CLASS 25
                                                ----------------------------------------------------------------------
                                                 SIX MONTHS                                                 PERIOD
                                                    ENDED           YEAR ENDED         YEAR ENDED            ENDED
                                                NOVEMBER 30,          MAY 31,            MAY 31,            MAY 31,
                                                    2003               2003               2002               2001(a)
                                                -------------      -------------      -------------      -------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period          $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                -------------      -------------      -------------      -------------
Net investment income                                  0.0042             0.0125             0.0224             0.0003
Dividends from net
  investment income                                   (0.0042)           (0.0125)           (0.0224)           (0.0003)
                                                -------------      -------------      -------------      -------------
Net asset value at end of period                $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                =============      =============      =============      =============
Total Return                                             0.42%              1.27%              2.28%              0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $        24.1      $        50.1      $        90.7      $         3.8
Ratio of expenses to average net assets                  0.25%(b)           0.25%              0.25%              0.25%(b)
Ratio of net investment income to
  average net assets                                     0.84%(b)           1.28%              1.71%              3.82%(b)

                                                            CLASS 15                              CLASS 8
                                                --------------------------------      --------------------------------
                                                 SIX MONTHS           PERIOD           SIX MONTHS           PERIOD
                                                    ENDED              ENDED              ENDED              ENDED
                                                NOVEMBER 30,          MAY 31,          NOVEMBER 30,         MAY 31,
                                                    2003              2003(f)             2003              2003(g)
                                                -------------      -------------      -------------      -------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period          $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                -------------      -------------      -------------      -------------
Net investment income                                  0.0047             0.0061             0.0051             0.0142
Dividends from net
  investment income                                   (0.0047)           (0.0061)           (0.0051)           (0.0142)
                                                -------------      -------------      -------------      -------------
Net asset value at end of period                $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                =============      =============      =============      =============
Total Return                                             0.47%              0.61%              0.51%              1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $         0.1      $         0.1      $       185.8      $        49.1
Ratio of expenses to average net assets                  0.15%(b)           0.15%(b)           0.08%(b)           0.08%(b)
Ratio of net investment income to
  average net assets                                     0.94%(b)           1.17%(b)           1.00%(b)           1.20%(b)

                             SIX MONTHS                                            CLASS R
                               ENDED                                          YEARS ENDED MAY 31,
                            NOVEMBER 30,        -------------------------------------------------------------------------------
                                2003                2003            2002             2001             2000             1999
                            ------------        ------------   ------------      ------------     ------------     ------------
U.S. TREASURY FUND
Net asset value at
  beginning of
  period                    $     1.0000        $     1.0000   $     1.0000      $     1.0000     $     1.0000     $     1.0000
                            ------------        ------------   ------------      ------------     ------------     ------------
Net investment income             0.0005              0.0047         0.0166            0.0468           0.0443           0.0410
Dividends from net
  investment income              (0.0005)            (0.0047)       (0.0166)          (0.0468)         (0.0443)         (0.0410)
                            ------------        ------------   ------------      ------------     ------------     ------------
Net asset value at
  end of period             $     1.0000        $     1.0000   $     1.0000      $     1.0000     $     1.0000     $     1.0000
                            ============        ============   ============      ============     ============     ============
Total Return                        0.05%               0.47%          1.68%             4.82%            4.43%            4.10%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)         $      367.8        $      356.2   $      344.3      $      401.2     $      397.2     $      286.7
Ratio of expenses to
  average net assets                1.00%(b)(h)         1.00%          1.00%(h)          1.04%(h)         1.00%(h)         1.00%(h)
Ratio of net investment
  income to average
  net assets                        0.02%(b)(h)         0.47%          1.61%(h)          4.63%(h)         4.12%(h)         3.76%(h)

                                                                          TREASURER'S TRUST
                                                ----------------------------------------------------------------------
                                                 SIX MONTHS           FISCAL             FISCAL             PERIOD
                                                    ENDED           YEAR ENDED         YEAR ENDED            ENDED
                                                NOVEMBER 30,          MAY 31,            MAY 31,            MAY 31,
                                                    2003               2003               2002              2001(a)
                                                -------------      -------------      -------------      -------------
U.S. TREASURY FUND
Net asset value at beginning of period          $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                -------------      -------------      -------------      -------------
Net investment income                                  0.0021             0.0086             0.0203             0.0003
Dividends from net
  investment income                                   (0.0021)           (0.0086)           (0.0203)           (0.0003)
                                                -------------      -------------      -------------      -------------
Net asset value at end of year                  $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                =============      =============      =============      =============
Total Return                                             0.21%              0.87%              2.06%              0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $       271.8      $       281.9      $       257.9      $        28.4
Ratio of expenses to average net assets                  0.60%(b)           0.60%              0.61%              0.60%(b)
Ratio of net investment income to
  average net assets                                     0.42%(b)           0.85%              1.44%              3.44%(b)

                                                  CLASS 45           CLASS 25                     CLASS 8
                                                -------------      -------------      --------------------------------
                                                   PERIOD             PERIOD           SIX MONTHS           PERIOD
                                                    ENDED              ENDED              ENDED              ENDED
                                                NOVEMBER 30,       NOVEMBER 30,       NOVEMBER 30,          MAY 31,
                                                   2003(l)            2003(l)             2003              2003(g)
                                                -------------      -------------      -------------      -------------
U.S TREASURY FUND
Net asset value at beginning of period          $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                -------------      -------------      -------------      -------------
Net investment income from
  investment operations                                0.0018             0.0023             0.0047             0.0143
Less dividends from net
  investment income                                   (0.0018)           (0.0023)           (0.0047)           (0.0143)
                                                -------------      -------------      -------------      -------------
Net asset value at end of period                $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                =============      =============      =============      =============
Total Return                                             0.18%              0.23%              0.47%              1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                        --                 --      $        10.5      $        10.4
Ratio of expenses to average net assets                  0.45%(b)           0.25%(b)           0.08%(b)           0.08%(b)
Ratio of net investment income to
  average net asset                                      0.57%(b)           0.73%(b)           0.93%(b)           1.12%(b)

----------

(a) From May 29, 2001 (Commencement of Class) to May 31, 2001.
(b) Annualized.
(c) From July 1, 2002 (Commencement of Class) to May 31, 2003.
(d) From July 30, 2001 (Commencement of Class) to May 31, 2002.
(e) From July 27, 2001 (Commencement of Class) to May 31, 2002.
(f) From November 18, 2002 (Commencement of Class) to May 31, 2003.
(g) From June 7, 2002 (Commencement of Class) to May 31, 2003.
(h) Due to the voluntary waiver of certain expenses for certain Classes by RMCI, the net expense and net investment income ratios amounted to:

                                   SIX MONTHS
                                      ENDED               YEARS ENDED MAY 31,
                                  NOVEMBER 30,      -------------------------------
      U.S. TREASURY CLASS R          2003           2002     2001     2000     1999
                                 ------------       ----     ----     ----     ----
      Expense Ratio                 0.92%(b)        0.97%    0.99%    0.86%    0.77%
      Net Investment Income         0.10%(b)        1.64%    4.68%    4.26%    3.99%

                                        PRIMARY FUND         U.S.GOVERNMENT FUND
                                          CLASS R                  CLASS R
                                      ----------------       -------------------
                                      SIX MONTHS ENDED        SIX MONTHS ENDED
                                      NOVEMBER 30,2003        NOVEMBER 30,2003
                                      ----------------       -------------------
      Expense Ratio                        0.99%(b)                0.97%(b)
      Net Investment Income                0.12%(b)                0.12%(b)

----------
(i) The ratios were annualized based on the period that Class 35 held assets and therefore was allocated income and expenses.
(j) From August 12, 2003 (Commencement of Class) to November 30, 2003.
(k) From June 25, 2003 (Commencement of Class) to November 30, 2003.
(l) From August 7, 2003 (Commencement of Class) to November 30, 2003.

              THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF
                                    THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold other directorships outside The Reserve Funds with the exception of Father Donald Harrington, a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993 and Patrick Foye, a director of The Philadelphia Trust Company since 2002. The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                                   CURRENT              TERM OF            PRINCIPAL OCCUPATIONS
                                POSITIONS HELD        OFFICE** AND            DURING THE LAST
NAME, ADDRESS, AGE              WITH THE FUNDS     LENGTH OF SERVICE             FIVE YEARS
--------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief         Since 2000         President of Reserve Management
Age: 66                     Executive Officer                         Company, Inc. ("RMCI"),
The Reserve Funds           and Trustee of The                        Director and Chairman/Chief
1250 Broadway               Reserve Fund                              Executive Officer of Reserve
New York,                   ("RF"), Reserve                           Management Corporation
NY 10001-3701               Tax-Exempt Trust                          ("RMC"); Chairman and Director
                            ("RTET"), Reserve                         of Resrv Partners, Inc.
                            New York Tax-                             ("RESRV") (2000- present) and
                            Exempt Trust                              Chairman and Director of the
                            ("RNYTET"),                               Reserve International Liquidity
                            Reserve Municipal                         Fund Ltd. (1990 - present)
                            Money-Market Trust
                            ("RMMMT") and                             Co-founder of The Reserve Funds
                            Reserve Private                           (1970); various executive officer
                            Equity Series                             positions (1970- 2000).
                            ("RPES").

* MR.BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

              THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF
                                    THE FUNDS

DISINTERESTED TRUSTEES

                                   CURRENT              TERM OF            PRINCIPAL OCCUPATIONS
                                POSITIONS HELD        OFFICE** AND            DURING THE LAST
NAME, ADDRESS, AGE              WITH THE FUNDS     LENGTH OF SERVICE             FIVE YEARS
----------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF,         Since 1970         Retired. President, Premier
Age: 73                     RTET, RNYTET,                             Resources, Inc. (meeting
2584 Morning Star Rd.       RMMMT and                                 management firm) (1987 - 2001).
Manasquan, NJ 08736         RPES.

PATRICK J. FOYE             Trustee of RF,         Since 2000         Deputy Chairman of Long Island
Age: 46                     RTET, RNYTET,                             Power Authority (1995 - present).
10 Maple St.                RMMMT and                                 Executive Vice President of
Port Washington,            RPES.                                     Apartment Investment and
NY 11050                                                              Management Company ("AIMCO")
                                                                      (real estate investment trust)
                                                                      (1998 - present); Partner,
                                                                      Skadden, Arps, Slate, Meagher &
                                                                      Flom LLP (Law firm) (1989 -
                                                                      1998).

DONALD J.                   Trustee of RF,         Since 1987         President of St. John's University,
HARRINGTON, C.M.            RTET, RNYTET,                             NY (1989 - present).
Age: 58                     RMMMT and
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439

WILLIAM J.                  Trustee of RF,         Since 1999         Retired. Former Chief Operating
MONTGORIS                   RTET, RNYTET,                             Officer of The Bear Stearns
Age: 56                     RMMMT and                                 Companies, Inc. (1979 - 1999).
286 Gregory Road            RPES.
Franklin Lakes, NJ 07417

WILLIAM E. VIKLUND          Trustee of RF,         Currently,         Retired. Former President and
Age: 63                     RTET, RNYTET,          since 1999.        COO of Long Island Bankcorp
110 Grist Mill Lane         RMMMT and              (Previously,       (1980- 1996).
Plandome Manor,             RPES.                  1987- 1990)
NY 11030-1110

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS
   SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

              THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF
                                    THE FUNDS

OFFICERS WHO ARE NOT TRUSTEES

                                   CURRENT              TERM OF            PRINCIPAL OCCUPATIONS
                                POSITIONS HELD        OFFICE** AND            DURING THE LAST
NAME, ADDRESS, AGE              WITH THE FUNDS     LENGTH OF SERVICE             FIVE YEARS
----------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and          Since 2000         Senior Vice President, Secretary
Age: 37                     Assistant Treasurer    and 2002,          and Assistant Treasurer of RMCI;
The Reserve Funds           of RF, RTET,           respectively       Senior Vice President, Secretary
1250 Broadway               RNYTET, RMMMT                             and Assistant Treasurer of RMC;
New York,                   and RPES.                                 and, Secretary and Director of
NY 10001-3701               Trustee of RMMMT.                         RESRV (2000 - present). Trustee
                                                                      of RF, RTET, RNYTET,
                                                                      and RPES (1999 - 2001). Vice
                                                                      President RMC, RMCI and RESRV
                                                                      (1992 - 2000).

ARTHUR T. BENT III          Chief Operating        Since 2000         Chief Operating Officer/Treasurer,
Age: 35                     Officer/Treasurer,     and 2002,          Senior Vice President and
The Reserve Funds           Senior Vice            respectively.      Assistant Secretary of RMCI;
1250 Broadway               President and                             President, Treasurer and Assistant
New York,                   Assistant                                 Secretary of RMC; and, Treasurer
NY 10001-3701               Secretary                                 and Director of RESRV (2000 -
                            of RF, RTET,                              present). Vice President RMC,
                            RNYTET, RMMMT                             RMCI and RESRV (1997 - 2000).
                            and RPES.

                            Trustee of RMMMT.

** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.

[THE RESERVE FUNDS(R) LOGO]

"The World's First Money-Market Fund"(R)


GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.             RF/SEMI-ANNUAL 11/03

                        [AMERICAN EXPRESS LOGO]

AMERICAN EXPRESS
MONEY MARKET ACCOUNTS

                                     Strategist
                                   Money-Market
                                           Fund

                             Semi-Annual Report
                              November 30, 2003



                                     OFFERED BY
                              THE RESERVE FUNDS


            [AMERICAN EXPRESS LOGO]


FOR YIELD AND BALANCE INFORMATION CALL
800-297-7378

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.
RF/STR SEMI ANNUAL REPORT 11/03

                          STRATEGIST MONEY-MARKET FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                            VALUE
  AMOUNT     REPURCHASE AGREEMENTS--98.8%                                            (NOTE 1)
 ---------   ----------------------------                                            --------
$12,000,000  Bear Stearns & Co., Inc., 1.06%, dated 11/28/2003, due 12/1/03, repurchase proceeds at maturity $12,001,060 (collateralized by
             FNRM 0% due 5/25/33 valued at $12,360,496)........................  $     12,000,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $12,000,000)................      98.8%       12,000,000
                 OTHER ASSETS, LESS LIABILITIES......................       1.2           143,632
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     12,143,632
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 12,143,632 SHARES OF BENEFICIAL INTEREST
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                                       GLOSSARY
FNRM    --   Federal National Mortgage Association ("FNMA") REMIC
             Mortgage-Backed Pass-Through Securities

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          STRATEGIST MONEY-MARKET FUND
                      STATEMENT OF OPERATIONS (UNAUDITED)
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003

INTEREST INCOME (Note 1).........................................  $      71,728
                                                                   -------------

EXPENSES (Note 2)
  Comprehensive management fee...................................         55,123
  Distribution (12b-1) fee.......................................         13,781
  Trustees fees..................................................             32
                                                                   -------------
    Total Expenses...............................................         68,936
    Less: expenses waived (Note 2)...............................        (41,342)
                                                                   -------------
    Net Expenses.................................................         27,594
                                                                   -------------

NET INVESTMENT INCOME, representing Net Increase in Net Assets
  from Investment Operations.....................................  $      44,134
                                                                   =============

                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                   NOVEMBER 30, 2003   MAY 31, 2003
                                                                   -----------------  --------------
CHANGES IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income..........................................     $      44,134   $     219,210
                                                                      -------------   -------------

DIVIDENDS PAID TO SHAREHOLDERS (Note 1):
  Net investment income..........................................           (44,134)       (219,210)
                                                                      -------------   -------------

CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Proceeds from sale of shares...................................        11,763,265      49,133,268
  Dividends reinvested...........................................            44,134         219,210
  Cost of shares redeemed........................................       (15,085,207)    (54,028,145)
                                                                      -------------   -------------
                                                                         (3,277,808)     (4,675,667)
                                                                      -------------   -------------
  Net decrease in net assets.....................................        (3,277,808)     (4,675,667)

NET ASSETS:
  Beginning of period............................................        15,421,440      20,097,107
                                                                      -------------   -------------
  End of period..................................................     $  12,143,632   $  15,421,440
                                                                      =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Strategist Money-Market Fund, a series of The Reserve Fund, is registered under the Investment Company Act of 1940 as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Reserve Fund's authorized shares of beneficial interest are unlimited and are divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S Treasury II Fund and Strategist Money-Market Fund. These financial statements and notes apply only to the Strategist Money-Market Fund (the "Fund").

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio's weighted average life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument, and for variable rate instruments the longer of
     (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

     C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Fund's Board of Trustees. The Fund's Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's custodians hold the underlying securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share. For the six months ended November 30, 2003, RMCI voluntarily waived a portion of its fee amounting to $27,561. Certain Trustees and Officers of the Fund are also Officers of RMCI.

     DISTRIBUTION ASSISTANCE:
--------------------------------------------------------------------------------

     The Fund has adopted a Rule 12b-1 Plan with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The rate of distribution expenses is 0.20% per year of the Fund's average daily net assets. The Plan requires RMCI to pay an equivalent amount from its own resources. For the six months ended ended November 30, 2003, the Fund accrued $13,781 in distribution fees of which $13,781 was voluntarily waived.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At November 30, 2003, the Fund's net assets consisted of $12,144 in par value and $12,131,488 in paid-in capital.

(5)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated:

                                             SIX MONTHS                         FOR FISCAL YEARS ENDED MAY 31,
                                                ENDED        --------------------------------------------------------------------
                                          NOVEMBER 30, 2003      2003          2002          2001          2000          1999
                                          -----------------  ------------  ------------  ------------  ------------  ------------
      Net asset value at beginning of
        period..........................      $ 1.0000         $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000
                                              --------         --------      --------      --------      --------      --------
      Net investment income.............        0.0032           0.0123        0.0232        0.0578        0.0550        0.0496
      Less dividends from net investment
        income..........................       (0.0032)         (0.0123)      (0.0232)      (0.0578)      (0.0550)      (0.0496)
                                              --------         --------      --------      --------      --------      --------
      Net asset value at end of
        period..........................      $ 1.0000         $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000
                                              ========         ========      ========      ========      ========      ========
      Total Return......................          0.32%            1.24%         2.36%         5.78%         5.50%         4.96%

      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------
      Net assets end of period
        (millions)......................      $   12.1         $   15.4      $   20.1      $   27.4      $   42.3      $   52.6
      Ratio of expenses to average net
        assets..........................          1.00%a           1.00%         1.01%         1.01%         1.00%         1.00%
      Ratio of net investment income to
        average net assets..............          0.04%a           0.63%         1.78%         5.19%         4.61%         4.24%
      Ratio of expenses to average net
        assets net of fee waivers.......          0.40%a           0.40%         0.41%         0.41%         0.40%         0.40%
      Ratio of net investment income to
        average net assets net of fee
        waivers.........................          0.64%a           1.23%         2.38%         5.79%         5.21%         4.84%

---------------

  a  Annualized.

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold other directorships outside The Reserve Funds with the exception of Father Donald Harrington, a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993 and Patrick Foye, a director of The Philadelphia Trust Company since 2002. The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 66                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve International Liquidity
                            Trust ("RMMMT") and                            Fund, Ltd. (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - 2000).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DISINTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 73                     RNYTET, RMMMT and                              Resources, Inc. (meeting
2584 Morningstar Rd.        RPES.                                          management firm) (1987 - 2001).
Manasquan, NJ 08736
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 46                     RNYTET, RMMMT and                              Power Authority (1995 - present).
10 Maple St.                RPES.                                          Executive Vice President of
Port Washington, NJ 11050                                                  Apartment Investment and Management
                                                                           Company ("AIMCO") (real estate
                                                                           investment trust) (1998 to
                                                                           present); Partner, Skadden, Arps,
                                                                           Slate, Meagher & Flom LLP (Law
                                                                           firm) (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 58                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 56                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999).
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 63                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS, WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 37                     Assistant Treasurer of  Respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and                                      and Assistant Treasurer of RMC;
New York, NY 10001-3701     RPES.                                          and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 - present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 35                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not Applicable

Item 8 -- Reserved

Item 9 -- Controls and Procedures

      (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

      (a)  Code of Ethics -- Not required in this filing

      (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Reserve Fund


      /s/ Bruce Bent
     -------------------------
     Bruce Bent
     Chief Executive Officer


Date: 2/10/04


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Bruce Bent
     -------------------------
     Bruce Bent
     Chief Executive Officer


Date: 2/10/04


      /s/ Arthur Bent
     -------------------------
     Arthur Bent
     Treasurer and Principal Financial Officer


Date: 2/10/04


Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.